Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Transactions with Related Parties
23.
Transactions with related parties

In considering each possible related party relationship, attention is directed to the substance of the relationship, and not merely the legal form. The Group had the following transactions outstanding with related parties:

	2023		2024
	Transactions with related parties	Total category as per financial statements captions	Transactions with related parties	Total category as per financial statements captions
Consolidated statements of financial position

Loans to customers	2,435	4,478,489	1,103	6,042,443
- entities controlled by the key management personnel of the Group	2,435		1,103

Allowance for impairment losses on loans to customers	(2)	(242,532)	-	(295,843)
- entities controlled by the key management personnel of the Group	(2)		-

Other assets	1,196	135,598	1,955	139,696
- entities controlled by the key management personnel of the Group	1,196		1,955

Customer accounts	15,259	5,441,456	12,120	6,561,950
- entities controlled by the key management personnel of the Group	9,526		2,846
- key management personnel of the Group	5,662		9,146
- other related parties	71		128

Other liabilities	5,050	115,272	963	104,350
- entities controlled by the key management personnel of the Group	5,004		963
- key management personnel of the Group	46		-

	2022		2023		2024
	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption
Consolidated Statements of Profit or Loss

Net fee revenue	-	679,782	4,161	987,967	4,378	1,275,125
- entities controlled by the key management personnel of the Group	-		4,008		4,215
- key management personnel of the Group	-		153		162
- other related parties	-		-		1

Interest revenue	314	574,426	259	833,516	202	1,082,668
- other related parties	314		259		202

Other gains/(losses)	-	16,384	2	23,200	-	11,229
- entities controlled by the key management personnel of the Group	-		2		-

COSTS AND OPERATING EXPENSES
Interest expenses	(403)	(278,676)	(544)	(478,010)	(609)	(616,116)
- entities controlled by the key management personnel of the Group	(176)		(507)		(25)
- key management personnel of the Group	(19)		(34)		(582)
- other related parties	(208)		(3)		(2)
Transaction expenses	-	(22,188)	(137)	(27,470)	(153)	(29,494)
- entities controlled by the key management personnel of the Group	-		(137)		(153)

Cost of goods and services	-	(82,747)	(5,129)	(166,356)	(6,445)	(303,858)
- entities controlled by the key management personnel of the Group	-		(5,129)		(6,445)

During the years ended 31 December 2022, 2023 and 2024, transaction expenses attributable to loans to customers and paid to entities controlled by the key management personnel of the Group, were KZT 4,862 million, KZT 5,748 million and KZT Nil, respectively.

Up until its acquisition in October 2023, Kolesa Group was an entity controlled by the key management personnel of the Group and was a party to an agreement, under which we were paying fees to Kolesa Group for car loans generated on Kolesa’s car classifieds platform, which are presented as transaction expenses attributable to loans to customers in the table above.

For the year ended 31 December 2023 and 2024, the total value of goods purchased from entities controlled by the key management personnel was KZT 4,310 million and KZT 6,336 million, respectively, from which KZT 3,906 million and KZT 3,215 million, respectively, recognised in cost of goods and services and remaining in inventory.

For the year ended 31 December 2023 and 2024, the total value of equipment and other assets purchased from entities controlled by the key management personnel was KZT Nil and KZT 970 million, respectively.

For the year ended 31 December 2023 and 2024, the Group acquired from entities controlled by the key management personnel a commercial property for KZT 4,779 million and KZT 2,245 million, respectively and a land plot for KZT 1,665 million and KZT Nil, respectively.

Compensation to directors and other members of key management is presented as follows:

	2022		2023		2024
	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption

Employee benefits	(800)	(68,509)	(535)	(86,326)	(438)	(104,522)
Share-based compensation	(7,298)	(19,984)	(4,815)	(20,859)	(1,816)	(16,963)